Net Loss Per Share Attributable to Class A Common Stockholders	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Class A Common Stockholders	Net Loss Per Share Attributable to Class A Common Stockholders
The Company’s potential dilutive securities, which include convertible preferred stock, options to purchase common stock, Class A common warrants, preferred stock warrants, and Class B convertible common stock, have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	December 31,
	2022	2023
Convertible preferred stock	5,040,369	10,705,829
Class A common stock options granted and outstanding	1,065,984	1,883,938
Class A common stock warrants	95,034	95,034
Preferred stock warrants	164,676	164,676
Class B convertible common stock	554,843	554,843
Total	6,920,906	13,404,320
The holders of convertible preferred stock and Class B convertible common stock do not contractually share in losses and therefore no additional net loss per share has been disclosed under the two-class method.
Net Loss Per Share
The Company’s potential dilutive securities have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at period end, from the computation of diluted net loss per share attributable to common stockholders for the period indicated because including them would have had an anti-dilutive effect:

	As of June 30,
	2024	2023
Convertible preferred stock	—	10,705,829
Class B convertible common stock	—	554,843
Preferred stock warrants	—	164,676
Common stock options granted and outstanding	3,005,809	1,842,295
Warrants to purchase common stock	164,676	95,034
Total	3,170,485	13,362,677